Related Parties Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Related Parties Transactions [Abstract]
RELATED PARTIES TRANSACTIONS

10. RELATED PARTIES TRANSACTIONS

The related parties of the company with whom transactions are reported in these financial statements are as follows:

Name of entity or Individual	Relationship with the Company and its subsidiaries
BioFirst Corporation (the “BioFirst”)	Entity controlled by controlling beneficiary shareholder of YuanGene
BioFirst (Australia) Pty Ltd. (the “BioFirst (Australia)”)	100% owned by BioFirst; Entity controlled by controlling beneficiary shareholder of YuanGene
Rgene Corporation (the “Rgene”)	Shareholder of the Company; Entity controlled by controlling beneficiary shareholder of YuanGene; the Chairman of Rgene is Mr. Tsung-Shann Jiang
GenePharm Inc. (the “GenePharm”)	Dr. George Lee, Board Director of Biokey, is the Chairman of GenePharm.
The Jiangs

Mr. Tsung-Shann Jiang, the controlling beneficiary shareholder of the Company and Rgene, the Chairman and CEO of the BioLite Holding Inc. and BioLite Inc. and the President and a member of board of directors of BioFirst

Ms. Shu-Ling Jiang, Mr. Tsung-Shann Jiang’s wife, is the Chairman of Keypoint; and a member of board of directors of BioLite Inc.

Mr. Eugene Jiang is Mr. and Ms. Jiang’s son. Mr. Eugene Jiang is the chairman, and majority shareholder of the Company and a member of board of directors of BioLite Inc.

Mr. Chang-Jen Jiang is Mr. Tsung-Shann Jiang’s sibling and the director of the Company.

Ms. Mei-Ling Jiang is Ms. Shu-Ling Jiang’s sibling.

BioLite Japan	Entity controlled by controlling beneficiary shareholder of ABVC
BioHopeKing Corporation (“BHK”)	Entity controlled by controlling beneficiary shareholder of ABVC
AiBtl (Holding) BioPharma, Inc. (“AiBtl Holding”)	Founding shareholder of AiBtl BioPharma Inc.
Jaimes Vargas Russman	CEO of AiBtl BioPharma Inc.
Lion Arts Promotion, Inc.	Entity controlled by the Jiangs.

Revenues – related parties

There was no cash receipt for the three months ended March 31, 2025 and 2024 from related parties on the licensing agreements or other services. Therefore, no related party revenue was recognized during these periods. Please refer to Note 4, Collaborative Agreements for details.

Consulting fees – related parties

In March 2024, the Company engaged Lion Arts Promotion Inc to provide operation, business development, human resources, and capital finance consulting services. The agreement is for 12 months expiring in February 2025, and is optional for renewal upon mutual agreement. The Company incurred $68,141 and $14,628 for the three months ended March 31, 2025 and 2024, respectively.

Accounts receivable - related parties

Accounts receivable due from related parties consisted of the following as of the periods indicated:

	March 31,	December 31,
	2024	2024
Rgene	$-	$-
Total	$-	$-

As of December 31, 2024, management considered the outstanding accounts receivable from Rgene may not be recoverable, and recognized credit loss in full.

Due from related parties

Amounts due from related parties consisted of the following as of the periods indicated:

Due from related party- Current

	March 31,	December 31,
	2025	2024
Rgene (1)	$1,867	$565,711
BioFirst (2)	535,252	589,340
Total	$537,119	$1,155,051

Due from related parties- Non-current, net

	March 31,	December 31,
	2025	2024
BioFirst (Australia) (3)	$839,983	$839,983
BioHopeKing Corporation (4)	118,633	120,210
Total	958,616	1,014,193
Less: allowance for expected credit losses accounts	(958,616)	(1,014,193)
Net	$-	$-

(1)

On June 16, 2022, the Company entered into a one-year convertible loan agreement with Rgene, with a principal amount of $1,000,000 and made $500,000 to Rgene which bears interest at 5% per annum for the use of working capital that, if fully converted, would result in ABVC owning an additional 6.4% of Rgene. The Company may convert the Note at any time into shares of Rgene’s common stock at either (i) a fixed conversion price equal to $1.00 per share or (ii) 20% discount of the stock price of the then most recent offering, whichever is lower; the conversion price is subject to adjustment as set forth in the Note. The Note includes standard events of default, as well as a cross-default provision pursuant to which a breach of the Service Agreement will trigger an event of default under the convertible note if not cured after 5 business days of written notice regarding the breach is provided. The loan was converted to Rgene’s common stock in May 2024 but the Company was not informed until April 2025. Please see detail discussion in Note 7.

As of March 31, 2025 and December 31, 2024, the outstanding loan balance were $0 and $500,000; and accrued interest was $0and $63,819, respectively. Both principal and accrued interest were converted to Rgene’s common stocks.

As of March 31, 2025 and December 31, 2024, the Company has other receivables amounted to $1,867 and $1,892, respectively, from Rgene due to daily operations.

(2)	On December 31, 2023, BioLite Taiwan entered into a loan agreement with BioFirst, with a principal amount of NTD 11,072,360 (approximately $337,707), which bears interest at 12% per annum for the use of working capital. During the year ended December 31, 2024, the Company entered into another loan agreement with BioFirst, with a principal amount of NTD 11,406,000 (approximately $347,883), which bears interest at 12% per annum for the use of working capital. As of March 31, 2025 and December 31, 2024, the outstanding loan balance were NTD 15,458,360 (approximately $465,297) and NTD 17,571,076 (approximately $535,918), respectively; accrued interests were$68,971 and $53,422, respectively. The Company has received NTD 2,080,000 (approximately $64,896) and $0 repayment during the three months ended March 31, 2025 and 2024, respectively.

(3)

On July 1, 2020, the Company entered into a loan agreement with BioFirst (Australia) for $361,487 to properly record R&D cost and tax refund allocation based on co-development contract executed on July 24, 2017. The loan was originally set to be mature on September 30, 2021 with an interest rate of 6.5% per annum, but on September 7, 2021, the Company entered into a loan agreement with BioFirst (Australia) for $67,873 to meet its new project needs. On July 27, 2021, the Company repaid a loan 249,975 to BioFirst (Australia). On December 1, 2021, the Company entered into a loan agreement with BioFirst (Australia) for $250,000 to increase the cost for upcoming projects. The loan will be matured on November 30, 2022 with an interest rate of 6.5% per annum. In 2022, the Company entered into several loan agreements with BioFirst (Australia) for a total amount of $507,000 to increase the cost for upcoming projects.  During the first quarter of 2023, the Company entered into several loan agreements with BioFirst (Australia) for a total amount of $88,091 to increase the cost for upcoming projects. During the second quarter of 2023, the Company entered into several loan agreements with BioFirst (Australia) for a total amount of $25,500 to increase the cost for upcoming projects. All the loans period was twelve months with an interest rate of 6.5% per annum. For accounting purpose, the due from and due to related party balances was being net off. As of March 31, 2025 and December 31, 2024, the outstanding loan balances and allocated research fee were both amounted to $681,185, and accrued interest balances were both amounted $158,798.

The business conditions of BioFirst (Australia) deteriorated and, as a result, the Company recognized expected credit losses of $839,983 for the year ended December 31, 2023. The Company stopped accruing interest income recognizing such losses.

(4)	On February 24, 2015, BioLite Taiwan and BioHopeKing Corporation (the “BHK”) entered into a co-development agreement, (the “BHK Co-Development Agreement”, see Note 4). The development costs shall be shared 50/50 between BHK and the Company. Under the term of the agreement, BioLite issued relevant development cost to BHK. As of March 31, 2025 and December 31, 2024, due from BHK was both NTD 3,941,299 (approximately$118,633 and $120,210, respectively). The business conditions of BHK deteriorated and as a result, the Company recognized expected credit losses of NTD 3,941,299 as of December 31, 2024. No recovery was made during three months ended March 31, 2025.

The Company’s due from related parties are subject to certain risks that our collaborative parties, including OncoX and FEYE, would face. Such risks exist in future market conditions, macro economy, legal and regulatory, results of clinical trials and product developments, and among others. As of March 31, 2025, the Company’s comprehensive review of these due from related party balances indicates that there are no expected losses except those being recognized above. This conclusion is based on the business relationships with our related parties and the absence of any significant indicators of potential default.

Due to related parties

Amount due to related parties consisted of the following as of the periods indicated:

	March 31,	December 31,
	2025	2024
AiBtl Holding (1)	$348,219	$348,219
The Jiangs (2)	222,522	274,170
Shareholders (3)	140,266	142,130
Lion Art Promotions Inc (4)	65,738	-
Directors (5)	12,953	8,526
Total	$819,384	$773,045

(1)	On April 11, 2024, May 10, 2024, August 15, 2024, and December 24, 2024, AiBtl received short-term loans from its founding shareholder, AiBtl Holding, for the principal amounts of $40,000, $60,000, $33,732, and $214,487, respectively, for the purpose of daily operations. These loans do not bear interest and are payable on demand.

(2)	Since 2019, the Jiangs advanced funds to the Company for working capital purpose. As of March 31, 2025 and December 31, 2024, the outstanding balance due to the Jiangs amounted to $222,522 and $274,170, respectively. These loans bear no interest and are due on demand.

(3)	Since 2018, the Company’s shareholders have advanced funds to the Company for working capital purpose. The advances bear interest rate around 12% per annum. As of March 31, 2025 and December 31, 2024, the outstanding principal and accrued interest was $140,266 and $142,130, respectively. Interest expenses in connection with these loans were $4,963 and $5,938 for the three months ended March 31, 2025 and 2024, respectively.

(4)	Accrued consulting services fee for the three months ended March 31, 2025.

(5)	As of March 31, 2025 and December 31, 2024, due to Directors amounted to $12,953 and $8,526, respectively, were related to the daily operating expenses since inception in 2023 paid by the Directors of AiBtl on behalf of the entity.

10. RELATED PARTIES TRANSACTIONS

The related parties of the company with whom transactions are reported in these financial statements are as follows:

Name of entity or Individual	Relationship with the Company and its subsidiaries
BioFirst Corporation (the “BioFirst”)	Entity controlled by controlling beneficiary shareholder of YuanGene
BioFirst (Australia) Pty Ltd. (the “BioFirst (Australia)”)	100% owned by BioFirst; Entity controlled by controlling beneficiary shareholder of YuanGene
Rgene Corporation (the “Rgene”)	Shareholder of the Company; Entity controlled by controlling beneficiary shareholder of YuanGene; the Chairman of Rgene is Mr. Tsung-Shann Jiang
GenePharm Inc. (the “GenePharm”)	Dr. George Lee, Board Director of Biokey, is the Chairman of GenePharm.
The Jiangs

Mr. Tsung-Shann Jiang, the controlling beneficiary shareholder of the Company and Rgene, the Chairman and CEO of the BioLite Holding Inc. and BioLite Inc. and the President and a member of board of directors of BioFirst

Ms. Shu-Ling Jiang, Mr. Tsung-Shann Jiang’s wife, is the Chairman of Keypoint; and a member of board of directors of BioLite Inc.

Mr. Eugene Jiang is Mr. and Ms. Jiang’s son. Mr. Eugene Jiang is the chairman, and majority shareholder of the Company and a member of board of directors of BioLite Inc.

Mr. Chang-Jen Jiang is Mr. Tsung-Shann Jiang’s sibling and the director of the Company.

Ms. Mei-Ling Jiang is Ms. Shu-Ling Jiang’s sibling.

BioLite Japan	Entity controlled by controlling beneficiary shareholder of ABVC
BioHopeKing Corporation (“BHK”)	Entity controlled by controlling beneficiary shareholder of ABVC
AiBtl (Holding) BioPharma, Inc. (“AiBtl Holding”)	Founding shareholder of AiBtl BioPharma Inc.
Jaimes Vargas Russman	CEO of AiBtl BioPharma Inc.
Lion Arts Promotion, Inc.	Entity controlled by the Jiangs.

Revenues – related parties

During the years ended December 31, 2024, the Company received $296,000 in cash, pursuant to the licensing agreement and related amendment with FEYE, and recognized $296,000 revenue correspondingly. In addition, the Company received $200,000 during the year ended December 31, 2024, pursuant to the licensing agreement with OncoX, and recognized revenue correspondingly. Please refer to Note 4, Collaborative Agreements for details.

	Year Ended December 31
	2024	2023
OncoX	$200,000	$-
FEYE	296,000	$-
Rgene	-	$2,055
Total	$496,000	$2,055

Consulting fees – related parties

In March 2024, the Company engaged Lion International to provide operation, business development, human resources, and capital finance consulting services. The agreement is for 12 months expiring in February 2025, and is optional for renewal upon mutual agreement. The Company incurred $104,083 for the year ended December 31, 2024. No such consulting service was engaged in year 2023.

Accounts receivable - related parties

Accounts receivable due from related parties consisted of the following as of the periods indicated:

	December 31,	December 31,
	2024	2023
GenePharm Inc.	$-	$-
Rgene	-	10,463
Total	$-	$10,463

As of December 31, 2024, management considered the outstanding accounts receivable from Rgene may not be recoverable, and recognized credit loss in full.

Due from related parties

Amount due from related parties consisted of the following as of the periods indicated:

Due from related party- Current

	December 31,	December 31,
	2024	2023
Rgene (1)	$565,711	$541,486
BioFirst (2)	589,340	206,087
Total	$1,155,051	$747,573

Due from related parties- Non-current, net

	December 31,	December 31,
	2024	2023
BioFirst (Australia) (3)	$839,983	$839,983
BioHopeKing Corporation (4)	120,210	113,516
Total	1,014,193	953,499
Less: allowance for expected credit losses accounts	(1,014,193)	(839,983)
Net	$-	$113,516

(1)

On June 16, 2022, the Company entered into a one-year convertible loan agreement with Rgene, with a principal amount of $1,000,000 to Rgene which bears interest at 5% per annum for the use of working capital that, if fully converted, would result in ABVC owning an additional 6.4% of Rgene. The Company may convert the Note at any time into shares of Rgene’s common stock at either (i) a fixed conversion price equal to $1.00 per share or (ii) 20% discount of the stock price of the then most recent offering, whichever is lower; the conversion price is subject to adjustment as set forth in the Note. The Note includes standard events of default, as well as a cross-default provision pursuant to which a breach of the Service Agreement will trigger an event of default under the convertible note if not cured after 5 business days of written notice regarding the breach is provided.

As of December 31, 2024 and December 31, 2023, the outstanding loan balance were both $500,000; and accrued interest was $63,819 and $38,819, respectively.

As of December 31, 2024 and 2023, the Company has other receivables amounted $1,892 and $2,667, respectively, from Rgene due to daily operations.

(2)	On December 31, 2023, BioLite Taiwan entered into a loan agreement with BioFirst, with a principal amount of NTD 11,072,360 (approximately $337,707), which bears interest at 12% per annum for the use of working capital. During the year ended December 31, 2024, the Company entered into another loan agreement with BioFirst, with a principal amount of NTD 11,406,000 (approximately $347,883), which bears interest at 12% per annum for the use of working capital. As of December 31, 2024 and 2023, the outstanding loan balance were NTD 17,571,076 (approximately $535,918) and NTD 6,302,360 ($206,087), respectively; accrued interest was $53,422 and $0, respectively. The Company has received NTD 4,040,000 (approximately $126,048) repayment and expects to receive other repayment within next 12 months.

(3)

On July 1, 2020, the Company entered into a loan agreement with BioFirst (Australia) for $361,487 to properly record R&D cost and tax refund allocation based on co-development contract executed on July 24, 2017. The loan was originally set to be mature on September 30, 2021 with an interest rate of 6.5% per annum, but on September 7, 2021, the Company entered into a loan agreement with BioFirst (Australia) for $67,873 to meet its new project needs. On July 27, 2021, the Company repaid a loan 249,975 to BioFirst (Australia). On December 1, 2021, the Company entered into a loan agreement with BioFirst (Australia) for $250,000 to increase the cost for upcoming projects. The loan will be matured on November 30, 2022 with an interest rate of 6.5% per annum. In 2022, the Company entered into several loan agreements with BioFirst (Australia) for a total amount of $507,000 to increase the cost for upcoming projects.  During the first quarter of 2023, the Company entered into several loan agreements with BioFirst (Australia) for a total amount of $88,091 to increase the cost for upcoming projects. During the second quarter of 2023, the Company entered into several loan agreements with BioFirst (Australia) for a total amount of $25,500 to increase the cost for upcoming projects. All the loans period was twelve months with an interest rate of 6.5% per annum. For accounting purpose, the due from and due to related party balances was being net off. As of December 31, 2024 and 2023, the outstanding loan balances and allocated research fee were both amounted to $681,185, and accrued interest balances were both amounted $158,798.

The business conditions of BioFirst (Australia) deteriorated and, as a result, the Company recognized expected credit losses of $839,983 for the year ended December 31, 2023. The Company stopped accruing interest income recognizing such losses.

(4)	On February 24, 2015, BioLite Taiwan and BioHopeKing Corporation (the “BHK”) entered into a co-development agreement, (the “BHK Co-Development Agreement”, see Note 4). The development costs shall be shared 50/50 between BHK and the Company. Under the term of the agreement, BioLite issued relevant development cost to BHK. As of December 31, 2024 and 2023, due from BHK was both NTD 3,941,299 (approximately $120,210 and $113,516, respectively). The business conditions of BHK deteriorated and as a result, the Company recognized expected credit losses of $120,210 for the year ended December 31, 2024.

The Company’s due from related parties are subject to certain risks that our collaborative parties, including OncoX and FEYE, would face. Such risks exist in future market conditions, macro economy, legal and regulatory, results of clinical trials and product developments, and among others. As of December 31, 2024, the Company’s comprehensive review of these due from related party balances indicates that there are no expected losses except those being recognized above. This conclusion is based on the business relationships with our related parties and the absence of any significant indicators of potential default.

Due to related parties

Amount due to related parties consisted of the following as of the periods indicated:

	December 31,	December 31,
	2024	2023
AiBtl Holding (1)	$348,219	$-
The Jiangs (2)	274,170	19,789
Shareholders (3)	142,130	152,382
Directors (4)	8,526	1,322
Total	$773,045	$173,493

(1)	On April 11, 2024, May 10, 2024, August 15, 2024, and December 24, 2024, AiBtl received short-term loans from its founding shareholder, AiBtl Holding, for the principal amounts of $40,000, $60,000, $33,732, and $214,487, respectively, for the purpose of daily operations. These loans do not bear interest and are payable on demand.

(2)	Since 2019, the Jiangs advanced funds to the Company for working capital purpose. As of December 31, 2024 and 2023, the outstanding balance due to the Jiangs amounted to $274,170 and $19,789, respectively. These loans bear no interest and are due on demand.

(3)	Since 2018, the Company’s shareholders have advanced funds to the Company for working capital purpose. The advances bear interest rate around 12% per annum. As of December 31, 2024 and 2023, the outstanding principal and accrued interest was $172,112 and $152,382, respectively. Interest expenses in connection with these loans were $21,101 and $20,094 for the years ended December 31, 2024 and 2023, respectively.

(4)	As of December 31, 2024 and 2023, due to Directors amounted to $8,526 and $1,322, respectively, were related to the daily operating expenses in 2024 and entity setup fee in 2023 paid by the Directors of AiBtl on behalf of the entity.